Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 12. Income Taxes

The Company under ASC 740 uses the asset and liability method of accounting for income taxes, under which deferred tax assets and liabilities are recognized for the future tax consequences of (i) temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and (ii) operating loss and other carryforwards. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period the rate change is enacted. A valuation allowance is provided for deferred tax assets when it is more likely than not the deferred tax assets will not be realized.

For the three and six months ended June 30, 2026, the Company recorded an income tax expense of $9.4 million and $9.1 million, respectively. For the three and six months ended June 30, 2025, the Company recorded an income tax benefit of $4.6 million and $4.6 million, respectively.

The effective rate for the quarter ended June 30, 2026 reflects the U.S. federal statutory rate of 21% on pre-tax loss, increased by the tax benefit of percentage depletion, deductible transaction costs and income attributable to non-controlling interests, offset by the decrease in rate due to nondeductible officers' compensation. The effective tax rate is further decreased by the establishment of a full valuation allowance against the Company's net deferred tax assets recorded related to the Internalization remeasurement.

The effective rate for the quarter ended June 30, 2025 reflects the U.S. federal statutory rate of 21% on pre-tax loss, increased by the tax benefit from the release of the valuation allowance upon recognition of the PHX deferred tax liabilities.

As of June 30, 2026, and December 31, 2025, the Company had $0.0 million and ($21.3) million, respectively, of net deferred tax assets or (liabilities) net of valuation allowances. The Company acquired $24.8 million of net deferred tax liabilities as a part of the PHX Merger in 2025. These net deferred tax liabilities relate to natural gas assets and other temporary items where the tax basis differs from the GAAP carrying amounts. In 2026 the Company remeasured its deferred tax assets and liabilities as part of the Internalization, see Note 3. The Company recorded a deferred tax asset on its investments in OpCo using the entire outside basis method. This remeasurement resulted in an increase to the deferred tax asset of $27.3 million that was recorded as an adjustment to additional paid in capital.

As of June 30, 2026, the Company had $11.9 million in federal net operating loss carryforwards and $6.3 million in state net operating loss carryforwards for income tax purposes. The Company acquired all of the federal and state net operating loss carryforwards as part of the acquisition of PHX in 2025. As of the date of the financial statements, no limitations were identified that would limit the Company’s ability to utilize the net operating losses in current or future years. In the event that the Company experiences another ownership change within the meaning of Section 382 of the Internal Revenue Code, our ability to utilize net operating losses and other tax attributes may be limited.

As of June 30, 2026, the Company determined it is more likely than not that it will not realize our deferred tax assets and therefore will recognize a full valuation allowance of $20.1 million. The Company has a history of cumulative book losses in recent years and therefore has not considered future projected income or tax strategies as evidence to support the realization of deferred tax assets. As part of the Internalization, $2.2 million of valuation allowance was recorded as an adjustment to additional paid in capital for the OpCo outside basis deferred tax asset that is not expected to be realizable. The remaining $17.9 million of valuation allowance was recorded to current period tax expense.

At June 30, 2026, and December 31, 2025, the Company had income taxes payable of $0.9 million and prepaid income taxes of $0.4 million, respectively. The prepaid income taxes are included in other current assets on the consolidated balance sheets.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of June 30, 2026 and December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The separate company returns of PHX are no longer subject to U.S. Federal and state income tax examinations for years prior to 2022.

Note 12—Income Taxes

The Company under ASC 740 uses the asset and liability method of accounting for income taxes, under which deferred tax assets and liabilities are recognized for the future tax consequences of (i) temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and (ii) operating loss and other carryforwards. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period the rate change is enacted. A valuation allowance is provided for deferred tax assets when it is more likely than not the deferred tax assets will not be realized.

For the years ended December 31, 2025 and 2024, the Company recorded an income tax benefit of $2.6 million and $1.6 million, respectively.

As of December 31, 2025 and 2024, the Company had $21.3 million and $0.0 million, respectively, of net deferred tax liabilities net of valuation allowances. The Company acquired $24.8 million of net deferred tax liabilities as a part of the PHX Merger. These net deferred tax liabilities relate to natural gas assets and other temporary items where the tax basis differs from the GAAP carrying amounts.

As of December 31, 2025, the Company had $11.9 million in federal net operating loss carryforwards and $6.3 million in state net operating loss carryforwards for income tax purposes. The Company acquired all of the federal and state net operating loss carryforwards as part of the acquisition of PHX Minerals Inc. in 2025. As of the date of the financial statements, no limitations were identified that would limit the Company’s ability to utilize the net operating losses in future years. In the event that the Company experiences another ownership change within the meaning of Section 382 of the Internal Revenue Code, our ability to utilize net operating losses and other tax attributes may be limited.

As of December 31, 2025, the Company determined it is more likely than not that it will realize our deferred tax assets, with the exception of a small valuation allowance on state net operating loss carryforwards that are expected to expire before utilization.

At December 31, 2025 and 2024, the Company had prepaid income taxes of $0.4 million and $0.1 million, respectively. The prepaid income taxes are included in other current assets on the consolidated balance sheets.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2025 and 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The components of the provision for income taxes for the years ended December 31, 2025 and 2024 is as follows:

	For the Year Ended December 31,
	2025	2024
	(As restated)
	(in thousands)
Current income tax provision:
Federal	$470	$—
State	398	—
Total current income tax provision	868	—
Deferred income tax provision:
Federal	(3,042)	(1,069)
State	(466)	(518)
Total deferred income tax provision (benefit)	(3,508)	(1,587)
Total provision (benefit) for income taxes	$(2,640)	$(1,587)

	For the Year Ended December 31,
	2025	2024
	(As restated)
	(in thousands, except effective tax rate)
Income (loss) before income taxes	$(6,225)	$(13,148)
Income taxes at U.S. statutory rate	(1,307)	(2,761)
State taxes, net of federal benefit	72	(525)
Federal and state valuation allowance	(1,842)	1,853
Federal and state true-ups	160	—
Non-deductible acquisition costs	445	—
Percentage depletion	(144)	—
Other	(24)	(154)
Income tax provision expense (benefit)	(2,640)	(1,587)
Effective tax rate	42.4%	12.1%

	For the Year Ended December 31,
	2025	2024
	(As restated)
	(in thousands)
Deferred tax assets:
Unrealized (gain) loss on unrealized commodity derivatives	$—	$1,539
Cost depletion	—	312
Statutory depletion carryover	606	—
Federal net operating loss carryforward	2,513	—
State net operating loss carryforward	251	—
Interest expense limitation/carryover	3,357	—
Other	197	2
Total deferred tax assets	6,924	1,853
Deferred tax liabilities:
Financial basis of natural gas and oil mineral interests in excess of tax basis	$27,922	$—
Unrealized (gain) loss on commodity derivatives	169	—
Other	152
Total deferred tax liabilities	28,243	—
Valuation allowance	(10)	(1,853)
Net deferred tax assets (liabilities)	$(21,329)	$—